UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5281

                        Oppenheimer Champion Income Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2005-R10, Cl. A2B, 5.085%, 12/25/35 1                                                        $  1,721,190   $     1,691,938
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2001-A1, Cl. A1, 5.045%, 2/7/10 1                                                                     25,000,000        25,006,720
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 6/13/11 1,2,8                                                           4,000,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series
2007-3, Cl. A3, 5.378%, 6/15/12 1,2                                                                   26,040,000        25,925,874
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2005-WF1, Mtg. Pass-Through
Certificates, Series 2005-WF1, Cl. A2C, 5.105%, 6/25/35 1                                              1,191,930         1,163,879
-----------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.491%, 1/25/29 2,16                                                                                     437,665            74,403
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Home Loan Trust 2006-OPT5, Asset-Backed Certificates, Series
2006-OPT5, Cl. 2A2, 4.955%, 7/25/36 1                                                                 23,653,910        23,269,013
                                                                                                                   ----------------
Total Asset-Backed Securities (Cost $80,604,655)                                                                        77,131,827
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--9.2%
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.802%, 10/25/36 1                                                                      582,075           586,548
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A4,
5.322%, 12/1/49                                                                                        3,490,000         3,486,300
-----------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust Series 2006-A5:
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series
2006-A5, Cl. 1A1, 5.265%, 10/25/36 1                                                                   1,825,738         1,731,907
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series
2006-A5, Cl. 1A13, 5.315%, 10/25/36 1                                                                    937,321           916,490
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                              4,148,000         3,965,079
Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                                                               1,420,000         1,370,410
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                1,665,833         1,702,053
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                              1,050,000           997,362
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 1                                                           4,762,465         4,653,822
Series 2007-HY1, Cl. 1A1, 5.695%, 4/25/37 1                                                            1,681,507         1,688,793
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2001-5, Cl. PJ, 6.50%, 3/25/31                                                                    211,050           218,361
Series 2319, Cl. PZ, 6.50%, 5/15/31                                                                    2,902,848         3,049,394
Series 2338, Cl. ZC, 6.50%, 7/15/31                                                                    2,467,401         2,586,434
Series 2344, Cl. ZD, 6.50%, 8/15/31                                                                    1,501,720         1,547,164
Series 2363, Cl. BZ, 6.50%, 9/15/31                                                                    3,144,753         3,231,398
Series 2457, Cl. PE, 6.50%, 6/15/32                                                                    2,648,282         2,747,971
Series 2936, Cl. PE, 5%, 2/1/35                                                                        1,017,000           958,205
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 2520, Cl. SE, 5.923%, 5/15/22 3                                                                 1,817,965           154,481
Series 2574, Cl. IN, 4.759%, 12/15/22 3                                                                8,831,551         1,608,859
Series 2989, Cl. TS, 7.582%, 6/15/25 3                                                                 9,119,473           724,429


                      1 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 3/25/20 15                                                                                   $ 13,742,015   $    13,525,380
5%, 12/25/17-3/25/34                                                                                  18,797,002        18,683,021
5%, 1/1/22 4                                                                                           2,426,000         2,428,654
5.50%, 7/25/33-7/25/34                                                                                20,464,530        20,473,817
5.50%, 5/25/34 15                                                                                     12,244,320        12,255,316
5.50%, 1/1/37 4                                                                                       11,999,000        11,985,873
6%, 1/1/22 4                                                                                           6,025,000         6,165,268
6%, 12/25/33 5                                                                                        10,216,752        10,397,046
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 2001-74, Cl. QE, 6%, 12/25/31                                 4,632,684         4,742,455
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2003-14, Cl. OI, 8.765%, 3/25/33 3                                                               1,637,741           374,979
Trust 2003-23, Cl. ES, 5.27%, 10/25/22 3                                                               3,601,792           266,851
Trust 2003-52, Cl. NS, 7.228%, 6/25/23 3                                                               3,791,611           379,714
Trust 2004-65, Cl. SA, 6.455%, 5/25/23 3                                                               7,140,170           477,427
Trust 2005-86, Cl. AI, 7.418%, 10/1/35 3                                                               1,689,415           349,324
Trust 2006-33, Cl. SP, 9.425%, 5/25/36 3                                                               2,471,377           228,264
Trust 2006-43, Cl. SJ, 6.146%, 6/25/36 3                                                               4,969,199           368,868
Trust 334, Cl. 4, 10.696%, 7/1/33 3                                                                    2,728,999           616,549
Trust 342, Cl. 2, 3.515%, 9/1/33 3                                                                     6,162,239         1,442,798
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-
Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                                              487,143           468,902
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates, Series
2004-J4, Cl. A7, 5.50%, 9/25/34                                                                          970,000           928,443
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, CMO, Series 2005-4F, Cl. 6A1, 6.50%,
2/25/35                                                                                                1,223,118         1,237,847
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.152%, 11/25/35 1                                                           7,700,041         7,693,927
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2003-C5, Cl. A2, 3.478%, 7/15/27                                                               11,161,000        11,059,569
Series 2007-C1, Cl. A4, 5.424%, 2/11/40                                                                2,970,000         2,988,598
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 5.239%, 10/25/36 1                                                            23,600,834        23,253,163
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.007%, 6/25/37 1                                                2,271,480         2,284,081
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36 1                                                 650,000           653,003
-----------------------------------------------------------------------------------------------------------------------------------
WaMu Mtg. Pass-Through Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                                                           2,496,986         2,481,869
Series 2006-AR8, Cl. 2A1, 6.133%, 8/25/36 1                                                            2,562,566         2,562,101
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR2, Cl. 2A2, 4.547%, 3/25/35 1                                        336,933           334,241
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 1                                        557,487           553,003
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 1                                      1,109,529         1,115,787
-----------------------------------------------------------------------------------------------------------------------------------


                      2 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR12, Cl. 2A1, 6.102%, 9/25/36 1                                  $  1,994,516   $     1,998,918
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR2, Cl. 2A5, 5.10%, 3/25/36 1                                       2,325,716         2,308,468
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR8, Cl. 1A3, 5.505%, 4/25/36 1                                     17,738,837        17,781,540
                                                                                                                   ----------------
Total Mortgage-Backed Obligations (Cost $219,894,731)                                                                  222,790,524
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--83.0%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.8%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                   7,000,000         7,122,500
9% Sr. Unsec. Nts., 7/1/15                                                                             3,788,000         4,034,220
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.75% Sr. Unsec. Nts., Series B, 12/1/16                                                  26,000,000        23,790,000
-----------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                              4,500,000         4,657,500
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                                      2,740,000         2,931,800
                                                                                                                   ----------------
                                                                                                                        42,536,020
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.6%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                    17,340,000        14,580,703
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13 2                                          1,140,000         1,135,725
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/Education Management Corp., 10.25% Sr.
Unsec. Sub. Nts., 6/1/16                                                                               3,960,000         4,098,600
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.5%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 6                                                             7,240,000         6,859,900
-----------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                                 3,800,000         3,600,500
8% Sr. Nts., 11/15/13                                                                                  2,800,000         2,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 6                                                   7,400,000         7,233,500
-----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                                          21,310,000        17,580,750
-----------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                                                   4,573,000         4,755,920
-----------------------------------------------------------------------------------------------------------------------------------
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15 6                                          18,110,000        18,291,100
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                                        2,600,000         2,450,500
6.75% Sr. Unsec. Nts., 4/1/13                                                                          2,195,000         2,140,125
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                   12,300,000        12,638,250
-----------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                   4,225,000         4,151,063
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                   3,485,000         3,293,325
8% Sr. Sub. Nts., 4/1/12                                                                               8,650,000         8,823,000
-----------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                            4,950,000         4,943,813
-----------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                          6,700,000         6,331,500
-----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                                       780,000           794,625
6.875% Sr. Sub. Nts., 12/1/11                                                                          1,100,000         1,116,500
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                     10,445,000        10,601,675
-----------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 6                                                  3,285,000         3,547,800
-----------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 2,7,8                                                       3,900,000                --
-----------------------------------------------------------------------------------------------------------------------------------


                      3 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                  $  9,550,000   $     7,210,250
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                                    2,475,000         1,819,125
-----------------------------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                                   7,600,000         8,141,500
-----------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                             8,450,000         6,474,813
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                      5,400,000         5,602,500
-----------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14 2                                                     5,400,000         5,346,000
-----------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                 23,955,000        23,655,563
                                                                                                                   ----------------
                                                                                                                       180,203,597
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                                                                 3,500,000         3,607,625
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                           9,440,000         8,697,884
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                        1,400,000         1,371,698
-----------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                                    3,495,000         1,974,675
8.875% Sr. Sub. Nts., 4/1/12                                                                           6,145,000         3,533,375
-----------------------------------------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                                                4,300,000         4,235,500
-----------------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                                   1,700,000         1,190,000
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                                   2,600,000         1,261,000
-----------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                               3,550,000         3,408,000
-----------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc.:
7.50% Sr. Unsec. Nts., 2/15/14                                                                         1,165,000           704,825
1 0.75% Sr. Nts., 4/1/13                                                                               7,900,000         4,779,500
                                                                                                                   ----------------
                                                                                                                        34,764,082
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                                                      2,960,000         2,930,400
-----------------------------------------------------------------------------------------------------------------------------------
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                 6,805,000         6,498,775
                                                                                                                   ----------------
                                                                                                                         9,429,175
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--9.3%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                    3,600,000         3,582,000
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                               5,110,000         4,828,950
-----------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                   6,900,000         5,873,625
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                          6,150,000         5,265,938
-----------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital Corp., 11% Sr. Sec. Nts.,
10/1/15                                                                                               12,834,000        10,523,880
-----------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 9                                             12,900,000        12,077,625
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                                4,300,000         4,380,625
9.875% Sr. Sub. Nts., 8/15/13                                                                          9,529,000         9,933,983
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 9                                                                    1,100,000         1,006,500
0%/9% Unsec. Disc. Nts., 11/15/13 9                                                                    4,200,000         3,843,000
8% Unsec. Nts., 11/15/13                                                                               2,760,000         2,608,200
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375% Sr. Unsec. Nts., 10/1/11                                                   16,570,000        16,412,585
-----------------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts.,
3/1/14                                                                                                 3,000,000         2,925,000
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                                            10,970,000        10,119,825
-----------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., 11% Sr. Unsec. Sub. Nts., Series A, 7/31/13                                 10,591,000         5,348,455
-----------------------------------------------------------------------------------------------------------------------------------


                      4 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                                $  4,899,000   $     4,788,773
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                                     2,000,000         2,010,000
-----------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                     5,055,000         4,783,294
-----------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 9                                              10,900,000         8,774,500
-----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                           6,800,000         4,114,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                   2,500,000         1,575,000
-----------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                                                      15,135,000        15,551,213
-----------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., 0%/12.50% Sr. Unsec. Sub. Disc.
Nts., 8/1/16 9                                                                                         6,020,000         4,259,150
-----------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 6                                                2,405,000         1,782,706
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                            15,020,000        13,518,000
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                            16,770,000        15,093,000
6.875% Sr. Nts., 1/15/13                                                                              11,900,000        10,710,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                            1,905,000         1,790,700
-----------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                         3,900,000         3,661,125
-----------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 6                                                5,325,000         5,504,719
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                       8,833,000         9,042,784
-----------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                            6,400,000         5,920,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                             1,500,000           920,625
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group Corp., 7.375% Sr. Sub. Bonds, 4/15/14                                               4,400,000         3,410,000
-----------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 9                                               11,979,000         7,726,455
                                                                                                                   ----------------
                                                                                                                       223,666,235
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 2                                                        5,870,000         5,862,663
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Claire's Stores, Inc., 10.50% Sr. Sub. Nts., 6/1/17 6                                                 18,030,000         9,736,200
-----------------------------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                            6,800,000         7,114,500
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                      2,200,000         2,062,500
-----------------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                                        8,464,000         8,421,680
1 0.50% Sr. Unsec. Sub. Nts., 11/15/16                                                                 5,203,000         5,150,970
                                                                                                                   ----------------
                                                                                                                        32,485,850
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 6                                                                7,685,000         7,992,400
-----------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                             14,200,000        14,235,500
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                                       1,500,000         1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                      4,120,000         3,553,500
                                                                                                                   ----------------
                                                                                                                        27,281,400
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.7%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.6%
Constellation Brands, Inc.:
8.125% Sr. Sub. Nts., 1/15/12                                                                          8,650,000         8,714,875
8.375% Sr. Nts., 12/15/14                                                                              6,085,000         6,130,638
                                                                                                                   ----------------
                                                                                                                        14,845,513


                      5 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.8%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                      $ 13,002,000   $    13,255,175
-----------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                      21,030,000        24,419,531
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                                           5,250,000         5,171,250
                                                                                                                   ----------------
                                                                                                                        42,845,956
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                                    2,000,000         1,900,000
8.625% Sr. Sub. Nts., 12/15/12                                                                         6,900,000         6,986,250
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                                         1,610,000         1,473,150
8.625% Sr. Nts., 5/1/09                                                                                4,200,000         4,074,000
8.875% Sr. Unsec. Nts., 3/15/11                                                                          942,000           876,060
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr.
Sub. Nts., 4/1/17 6                                                                                   16,510,000        14,281,150
-----------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                   2,240,000         2,245,600
8% Sr. Nts., Series B, 10/15/09                                                                        2,800,000         2,842,000
                                                                                                                   ----------------
                                                                                                                        34,678,210
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                           4,450,000         4,372,125
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                             5,150,000         5,072,750
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.5%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                                  12,010,000        12,763,435
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--10.3%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16 2                                   8,325,000         8,470,688
-----------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc., 8.375% Sr. Nts., 12/1/14 6                                                 10,950,000        11,251,125
-----------------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                                             2,870,000         2,769,550
                                                                                                                   ----------------
                                                                                                                        22,491,363
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--9.4%
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                           2,390,000         2,378,050
-----------------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                                      1,380,000         1,417,950
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                        5,760,000         5,601,600
6.875% Sr. Unsec. Nts., 1/15/16                                                                       18,400,000        18,308,000
-----------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                              4,215,000         3,941,025
-----------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                                      2,410,000         2,440,125
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 8.375% Jr. Sub. Nts., 8/1/66 1                                      24,060,000        24,671,052
-----------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                               4,800,000         4,896,000
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                    2,600,000         2,600,000
-----------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                          4,175,000         4,342,000
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                      24,037,000        25,650,628
-----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                                           2,360,000         2,318,700
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                         10,400,000        10,348,000
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                                                                            975,000           978,181
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                       24,010,000        24,250,100
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                   4,400,000         4,618,671
-----------------------------------------------------------------------------------------------------------------------------------


                      6 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                           $  7,195,000   $     7,105,063
-----------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                          4,080,000         3,998,400
7.375% Sr. Sub. Nts., 7/15/13                                                                          3,300,000         3,366,000
7.50% Sr. Sub. Nts., 5/15/16                                                                           9,325,000         9,558,125
-----------------------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                                          6,815,000         6,542,400
7.50% Sr. Sec. Nts., 11/30/16                                                                         13,635,000        13,089,600
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                                   2,760,000         2,573,700
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                                   6,700,000         6,733,500
-----------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 6                                                       4,785,000         4,641,450
-----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                                         1,775,000         1,783,875
6.625% Sr. Unsec. Nts., 11/1/15                                                                        1,775,000         1,766,125
-----------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                            4,600,000         4,554,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                                     3,200,000         3,168,000
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.125% Sr. Unsec. Nts., 3/15/12                                                  16,490,000        18,035,938
-----------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                               1,600,000         1,612,000
                                                                                                                   ----------------
                                                                                                                       227,288,258
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.5%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                                           12,410,000        11,851,550
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                        2,670,000         2,069,250
8% Sr. Nts., 6/15/11                                                                                   4,165,000         3,633,963
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                         32,620,000        29,548,403
                                                                                                                   ----------------
                                                                                                                        47,103,166
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.3%
Barclays Bank plc, 6.278% Perpetual Bonds 10                                                          39,490,000        34,430,541
-----------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 6,10                                                  43,500,000        35,495,217
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                                36,015,000        33,375,137
                                                                                                                   ----------------
                                                                                                                       103,300,895
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 2                                                     3,265,000         3,167,050
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                              17,210,000        15,794,254
                                                                                                                   ----------------
                                                                                                                        18,961,304
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 9                                    1,700,000         1,470,500
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 1                                                      1,390,000         1,455,544
-----------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 6                                                              13,125,000        10,664,063
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                         1,550,000         1,565,500
9.661% Sr. Unsec. Nts., 5/1/10 1                                                                       1,550,000         1,557,750
                                                                                                                   ----------------
                                                                                                                        16,713,357
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.3%
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 1                                                 6,195,000         5,695,392
-----------------------------------------------------------------------------------------------------------------------------------


                      7 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6                                         $    580,000   $       696,365
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 6                                                845,000           998,908
                                                                                                                   ----------------
                                                                                                                         7,390,665
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.9%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                            6,092,000         6,381,370
-----------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                              1,370,000         1,370,000
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                                     8,400,000         8,232,000
6.75% Sr. Nts., Series Q, 6/1/16                                                                       1,800,000         1,782,000
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                          2,915,000         2,900,425
                                                                                                                   ----------------
                                                                                                                        20,665,795
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Countrywide Financial Corp., 5.128% Unsec. Unsub. Nts, 5/5/08 1                                        2,515,000         2,297,546
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08                                           13,933,000        12,591,879
                                                                                                                   ----------------
                                                                                                                        14,889,425
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--5.2%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                                           2,390,000         2,013,575
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Bausch & Lomb, Inc., 9.875% Sr. Unsec. Nts., 11/1/15 6                                                 6,085,000         6,191,488
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                        5,940,000         5,940,000
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                   16,540,000        16,664,050
-----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                           5,600,000         5,614,000
-----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Securities, 6/15/11                    2,440,000         2,537,600
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                                       26,140,000        22,219,000
-----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                                    11,410,000        11,980,500
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                            100,000            94,500
6.875% Sr. Sub. Nts., 12/15/15                                                                           575,000           537,625
-----------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                       2,465,000         2,471,163
-----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                             13,850,000        11,911,000
-----------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                            3,850,000         3,816,313
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                   3,850,000         3,821,125
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 9                                17,680,000        13,171,600
                                                                                                                   ----------------
                                                                                                                       100,778,476
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
ReAble Therapeutics Finance LLC, 10.875% Sr. Unsec. Nts., 11/15/14 6                                  10,230,000        10,076,550
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                                     5,700,000         5,507,625
                                                                                                                   ----------------
                                                                                                                        15,584,175
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--7.9%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                 4,800,000         4,824,000
-----------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 6                                                              2,400,000         2,520,000
-----------------------------------------------------------------------------------------------------------------------------------


                      8 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                             $  3,900,000   $     3,870,750
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                                   1,700,000         1,700,000
7.625% Sr. Sub. Nts., 2/1/18                                                                           1,710,000         1,739,925
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                          3,267,000         3,168,990
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                   2,400,000         2,364,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                        6,075,000         6,014,250
7.625% Sr. Sub. Nts., 6/15/12                                                                          3,100,000         3,189,125
                                                                                                                   ----------------
                                                                                                                        29,391,040
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 2,7,8                                                          2,000,000                --
13% Sr. Unsec. Nts., 2/1/09 2,7,8                                                                     13,545,000                --
                                                                                                                   ----------------
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.8%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 2                                             2,150,000         2,010,250
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                               12,265,000        12,694,275
-----------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                     5,350,000         4,306,750
                                                                                                                   ----------------
                                                                                                                        19,011,275
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14                             18,850,000        18,897,125
-----------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 2,7,8                                  4,000,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15                                                  3,784,000         3,850,220
-----------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                            5,600,000         5,019,000
-----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                    4,950,000         4,900,500
7.50% Sr. Nts., 5/1/11                                                                                 2,700,000         2,747,250
-----------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                                   3,380,000         3,532,100
                                                                                                                   ----------------
                                                                                                                        38,946,195
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                    2,700,000         2,538,000
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                         5,325,000         5,404,875
-----------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                             780,000           808,275
                                                                                                                   ----------------
                                                                                                                         6,213,150
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                                17,850,000        17,894,625
-----------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 6                                                        3,600,000         3,132,000
-----------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                 3,965,000         3,806,400
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                                    1,200,000         1,194,000
-----------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                     8,868,000         8,690,640
-----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                      4,500,000         4,443,750
                                                                                                                   ----------------
                                                                                                                        39,161,415
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Avis Budget Car Rental LLC:
7.369% Sr. Unsec. Unsub. Nts., 5/15/14 1                                                                 955,000           883,375
7.625% Sr. Unsec. Unsub. Nts., 5/15/14                                                                 4,200,000         4,032,000


                      9 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                                                               $  2,395,000   $     2,263,275
-----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                                           865,000           881,219
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                                    8,185,000         8,512,400
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                        4,800,000         4,830,000
-----------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16 2                                                                            650,000           628,063
7.50% Sr. Unsec. Nts., 11/1/13                                                                         5,476,000         5,428,085
                                                                                                                   ----------------
                                                                                                                        27,458,417
-----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16 6                                                              2,305,000         2,051,450
-----------------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                                          2,540,000         2,362,200
-----------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                                  3,745,000         3,726,275
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals North America, Inc., 6.50% Sr. Unsec. Nts., 2/15/12                                       110,000           100,375
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                       24,200,000        20,388,500
                                                                                                                   ----------------
                                                                                                                        28,628,800
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts., 10/15/15                                        13,235,000        12,159,656
-----------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2,8                                 8,625,000                86
                                                                                                                   ----------------
                                                                                                                        12,159,742
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                                        4,910,000         4,824,075
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 2,7,8 [EUR]                                     7,618,952                --
-----------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 2,7,8                                     2,562,215                --
-----------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 2,7,8 [EUR]                                              4,250,000                --
                                                                                                                   ----------------
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.8%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B, 2/15/13 2                  6,680,000         6,988,950
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/20/12                                                 20,850,000        21,212,102
-----------------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14 2                                         4,235,000         3,980,900
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% g. Unsec. Sub. Nts., 4/1/13                                              11,215,000        11,411,263
                                                                                                                   ----------------
                                                                                                                        43,593,215
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
Freescale Semiconductor, Inc., 10.125% Sr. Unsec. Sub. Nts., 12/15/16 6                               14,160,000        11,752,800
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--6.5%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 2                                                                      1,800,000         1,899,000
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                                                  1,365,000         1,453,725
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1,2                                                                    3,860,000         4,226,700
11.625% Sr. Unsec. Nts., 10/15/10 2                                                                      190,000           201,875
-----------------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 9.75% Sr. Unsec. Nts., 12/1/14 6                               19,660,000        18,185,500
-----------------------------------------------------------------------------------------------------------------------------------


                      10 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Mosaic Global Holdings, Inc., 7.375% Sr. Nts., 12/1/14 2                                            $  5,775,000   $     6,208,125
                                                                                                                   ----------------
                                                                                                                        32,174,925
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Unsec. Nts., 3/1/14 9                                               13,670,000         8,065,300
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.0%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                   8,160,000         8,119,200
-----------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                         9,800,000        10,143,000
-----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                                     10,235,000         9,467,375
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                                8,855,000         8,810,725
9.50% Sr. Sub. Nts., 8/15/13                                                                           4,765,000         4,729,263
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875% Sr. Sec. Nts., 2/15/09                                    6,769,000         6,802,845
                                                                                                                   ----------------
                                                                                                                        48,072,408
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.3%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                                         27,860,000        29,949,500
-----------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 2,7,8                             1,247,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                          8,032,000         8,704,929
-----------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                                 4,031,000         4,262,783
-----------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                                       12,645,000        11,949,525
                                                                                                                   ----------------
                                                                                                                        54,866,737
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.6%
NewPage Corp., 10% Sr. Sec. Nts., 5/1/12                                                              11,505,000        11,620,050
-----------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 8.661% Sr. Sec. Nts., Series B, 8/1/14 1                                     1,855,000         1,817,900
                                                                                                                   ----------------
                                                                                                                        13,437,950
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.0%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.7%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                                  34,950,000        34,032,563
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.25% Sr. Nts., 1/15/13 1                                        2,770,000         2,797,700
-----------------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                                2,075,000         2,064,625
-----------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                                            4,065,000         4,105,650
-----------------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 2,7,8                                               8,000,000           280,000
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                                       28,780,000        30,938,500
-----------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/08 2,7,8                                                         4,550,000                --
-----------------------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                                                                        5,810,000         5,722,850
11% Sr. Unsec. Sub. Nts., 10/15/16                                                                     3,895,000         3,885,263
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                                 17,970,000        18,688,800
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                                 11,515,000        12,148,325
-----------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 2,7,8                                           4,500,000                --
                                                                                                                   ----------------
                                                                                                                       114,664,276
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                       4,403,000         4,546,098
7.50% Sr. Nts., 5/1/12                                                                                19,575,000        20,260,125
-----------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 2,7,8                                      13,969,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                        74,380,000        73,292,490
-----------------------------------------------------------------------------------------------------------------------------------


                      11 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10 2                                                     $  5,800,000   $     6,046,500
                                                                                                                   ----------------
                                                                                                                       104,145,213
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--3.1%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Edison Mission Energy:
7% Sr. Unsec. Nts., 5/15/17                                                                           14,660,000        14,476,750
7.50% Sr. Unsec. Nts., 6/15/13                                                                         2,360,000         2,430,800
7.75% Sr. Unsec. Nts., 6/15/16                                                                         3,405,000         3,524,175
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                                    3,245,000         3,269,338
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                               5,674,000         5,768,137
                                                                                                                   ----------------
                                                                                                                        29,469,200
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.7%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                                                                   1,800,000         1,822,500
8.75% Sr. Sec. Nts., 5/15/13 6                                                                         4,432,000         4,648,060
-----------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                              1,957,082         2,103,863
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 9.125% Sr. Unsec. Nts., 5/1/31                                         1,580,000         1,485,200
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A, 6/30/12                      3,971,635         4,170,216
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                               7,680,000         7,507,200
7.375% Sr. Nts., 2/1/16                                                                               18,195,000        17,785,613
                                                                                                                   ----------------
                                                                                                                        39,522,652
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.2%
CMS Energy Corp., 7.75% Sr. Nts., 8/1/10                                                               2,700,000         2,846,912
-----------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                      2,630,000         2,595,805
                                                                                                                   ----------------
                                                                                                                         5,442,717
                                                                                                                   ----------------
Total Corporate Bonds and Notes (Cost $2,117,254,035)                                                                2,007,533,483

                                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.4%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 2,7,11                                              247,589                --
-----------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 2,7                             43,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 8.25% Non-Cum. Sub., Series S, Non Vtg. 7                               978,300        25,191,225
-----------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 2,7,11                                                   3,728                --
-----------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
12% Cum., Series B, Non-Vtg. 7                                                                               272         1,645,600
14.25% Cum. Jr. Exchangeable, Non-Vtg. 2,7,11                                                                  1             4,607
9.75% Cv., Series AI 2,7,11                                                                                    1             4,585
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 6                                          52,500         6,864,375
                                                                                                                   ----------------
Total Preferred Stocks (Cost $42,424,549)                                                                               33,710,392
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--3.5%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                               320,958        13,339,014
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 7                                                                                   982,684        17,943,810
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                         145,445        14,912,476
-----------------------------------------------------------------------------------------------------------------------------------


                      12 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 2,7                                                                           45,938   $       344,535
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 7                                                                        1,283,831         5,892,784
-----------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 2,7                                                                                288,828                --
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                    143,553        14,102,647
-----------------------------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 7                                                                                  5,423,372         6,399,579
-----------------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                              224,153        11,151,253
-----------------------------------------------------------------------------------------------------------------------------------
Telus Corp., Non-Vtg.                                                                                        723            34,928
                                                                                                                   ----------------
Total Common Stocks (Cost $87,353,507)                                                                                  84,121,026

                                                                                                           UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 2,7                                                     7,450                --
-----------------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 7                                                           5,633             7,479
-----------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 2,7                                                   4,190                --
                                                                                                                   ----------------
Total Rights, Warrants and Certificates (Cost $42,773)                                                                       7,479

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2006-1, 7.631%, 5/1/16 2,12 (Cost $6,966,947)                                    $  6,930,000         6,910,943

                                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.03% 13,14
(Cost $56,199,587)                                                                                    56,199,587        56,199,587
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,610,740,784)                                                          102.9%    2,488,405,261
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (2.9)      (70,117,902)

                                                                                                                   ----------------
NET ASSETS                                                                                                         $ 2,418,287,359
                                                                                                                   ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
EUR        Euro

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $89,717,522, which represents 3.71% of the Fund's net assets. See accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $6,992,543 or 0.29% of the Fund's net assets as of December 31, 2007.

4. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See accompanying Notes.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $7,680,444. See accompanying Notes.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $204,398,826 or 8.45% of the Fund's net assets as of December 31, 2007.

7. Non-income producing security.

8. Issue is in default. See accompanying Notes.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                      13 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Interest or dividend is paid-in-kind, when applicable.

12. Represents the current interest rate on a security whose interest rate is linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. See accompanying Notes.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES         GROSS         GROSS              SHARES
                                                        SEPTEMBER 30, 2007     ADDITIONS    REDUCTIONS   DECEMBER 31, 2007
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E             186,504,613   340,962,036   471,267,062          56,199,587

                                                                                                                  DIVIDEND
                                                                                                 VALUE              INCOME
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                        $ 56,199,587   $       1,997,467

14. Rate shown is the 7-day yield as of December 31, 2007.

15. All or a portion of the security was segregated by the Fund in the amount of $16,095,609, which represented 100.00% of the market value of securities sold short. See accompanying Notes.

16. Short-fall security.

                                                                           PRINCIPAL
                                                                              AMOUNT
                                                                          SOLD SHORT           VALUE
-----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(0.7)%
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5%, 1/1/37 4                           $ (6,130,000)  $  (5,981,538)
Federal National Mortgage Assn., 6%, 1/1/37 4                             (9,960,000)    (10,114,071)
                                                                                       --------------
Total Mortgage-Backed Obligations Sold Short (Proceeds $15,975,528)                    $ (16,095,609)
                                                                                       ==============

--------------------------------------------------------------------------------
FUTURES CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                        UNREALIZED
                                          NUMBER OF   TERMINATION                     APPRECIATION
CONTRACT DESCRIPTION           BUY/SELL   CONTRACTS          DATE           VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------
U.S. Long Bonds                    Sell       1,016       3/19/08   $ 118,237,000   $    1,200,101
U.S. Treasury Nts., 2 yr.          Sell         782       3/31/08     164,415,500           (5,902)
U.S. Treasury Nts., 10 yr.         Sell       1,900       3/19/08     215,442,188          358,602
                                                                                    ---------------
                                                                                    $    1,552,801
                                                                                    ===============

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                   BUY/SELL   NOTIONAL
SWAP                                                 CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY        REFERENCE ENTITY             PROTECTION     (000S)    FIXED RATE          DATE   PAID/(RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:

                    Beazer Homes USA, Inc.             Sell   $  4,580        4.7000%      9/20/08   $            --   $   (280,143)

                    Citigroup, Inc.                    Sell     24,850        3.2500       9/20/08                --       (325,873)

                    Dillard's, Inc.                    Sell      3,850        1.9000      12/20/08                --        (25,436)

                    iStar Financial, Inc.              Sell      1,940        4.4000      12/20/12                --         33,585

                    Merrill Lynch & Co., Inc.          Sell      7,440        0.6800       9/20/08                --        (63,325)
                    Residential Capital LLC            Sell                                3/20/08                --


                      14 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                 9,306        1.2200                                       (820,224)

                    Residential Capital LLC            Sell      4,648        1.2000       3/20/08                --       (409,888)

                    Residential Capital LLC            Sell      7,246        1.7500       3/20/08                --       (629,707)

                    Six Flags, Inc.                    Sell      1,885        8.2500      12/20/08                --        (26,567)

                    Six Flags, Inc.                    Sell      2,905        7.0000       9/20/08                --         25,618

                    Smithfield Foods, Inc.             Sell      4,730        1.5000       3/20/12                --       (228,354)

                    The Mosaic Co.                     Sell      2,350        1.5000       9/20/12                --         71,302
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:

                    Allied Waste North
                    America, Inc.                      Sell      1,000        1.8800       3/20/12                --        (43,921)

                    Amkor Technology, Inc.             Sell      1,355        2.0500       9/20/08                --          4,068
                    Cablevision Systems
                    Corp.                              Sell        750        3.1000      12/20/10                --        (19,154)
                    Capmark Financial
                    Group, Inc.                        Sell     17,425        7.1250      12/20/12                --        126,986

                    El Paso Corp.                      Sell      4,758        0.7200       6/20/11                --       (116,011)

                    El Paso Corp.                      Sell      4,270        0.7800       6/20/11                --        (95,908)

                    El Paso Corp.                      Sell      4,115        0.8200       6/20/11                --        (87,155)

                    Ford Motor Credit Co.              Sell     13,200        2.3200       3/20/12                --     (1,755,410)

                    Georgia-Pacific LLC                Sell      2,930        3.4500      12/20/12                --        (10,648)

                    Georgia-Pacific LLC                Sell      3,995        3.6000      12/20/12                --         10,091

                    Intelsat Ltd.                      Sell      2,895        4.3000      12/20/08                --         13,003

                    Nalco Co.                          Sell      2,200        3.6000       9/20/12                --        (26,518)

                    Nortel Networks Corp.              Sell      8,855        1.8900       9/20/08                --         15,982

                    Reliant Energy, Inc.               Sell      2,300        2.4500       9/20/11                --        (67,666)

                    Reliant Energy, Inc.               Sell      5,520        2.6000       9/20/11                --       (135,506)

                    Reliant Energy, Inc.               Sell      5,900        3.9000       9/20/11                --        104,269

                    Tribune Co.                        Sell      6,665        7.6000       9/20/08                --       (146,561)

                    Tribune Co.                        Sell      5,915        7.5000       9/20/08                --       (134,325)
                    Univision
                    Communications, Inc.               Sell      2,301        1.1000       6/20/08                --        (24,991)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                    ArvinMeritor, Inc.                 Sell                                9/20/08                --


                      15 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                 4,610        1.4000                                        (62,214)

                    ArvinMeritor, Inc.                 Sell      4,330        1.6000       9/20/08                --        (52,071)
                    Capmark Financial
                    Group, Inc.                        Sell      5,340        3.5000       6/20/12                --       (635,097)
                    Capmark Financial
                    Group, Inc.                        Sell      5,875        5.2000      12/20/12                --       (391,023)
                    Capmark Financial
                    Group, Inc.                        Sell      2,880        6.2500      12/20/12                --        (87,349)

                    CDX.NA.HY.9 Index                  Sell      5,400        3.7500      12/20/12          (189,000)      (231,158)

                    CenturyTel, Inc.                    Buy      5,750        0.3775       9/20/12                --         43,369
                    Charter
                    Communications
                    Holdings LLC                        Buy        880        7.0000       9/20/10                --        261,677
                    Charter
                    Communications
                    Holdings LLC                       Sell        880        5.0000       9/20/17          (176,000)      (420,330)
                    Charter
                    Communications
                    Holdings LLC                        Buy      3,255        5.0000       9/20/10           207,506      1,089,888
                    Charter
                    Communications
                    Holdings LLC                       Sell      3,255        5.0000       9/20/17          (651,000)    (1,554,742)

                    Dean Foods Co.                     Sell      2,280        1.0200       6/20/11                --       (162,230)

                    Dean Foods Co.                     Sell      2,365        1.0000       6/20/11                --       (169,725)

                    El Paso Corp.                      Sell      2,400        0.7400       6/20/11                --        (65,942)

                    El Paso Corp.                      Sell      2,350        0.7700       6/20/11                --        (62,320)

                    Embarq Corp.                        Buy      5,750        0.5700       9/20/12                --         85,692

                    Embarq Corp.                        Buy     10,520        0.7300       9/20/12                --         85,049

                    Ford Motor Credit Co.              Sell     10,100        2.3850       3/20/12                --     (1,313,512)

                    Ford Motor Credit Co.              Sell      4,100        2.5500       3/20/12                --       (514,089)

                    GMAC LLC                           Sell      9,605        1.3900       3/20/17                --     (2,103,597)

                    Intelsat Ltd.                      Sell      2,855        4.4000       3/20/09                --           (571)

                    Nalco Co.                          Sell      4,425        3.4000       9/20/12                --        (91,012)

                    Nalco Co.                          Sell      2,165        3.6000       9/20/12                --        (27,665)

                    Residential Capital LLC            Sell      4,648        1.3000       3/20/08                --       (286,346)

                    Smithfield Foods, Inc.             Sell      4,650        1.4900       3/20/12                --       (227,976)

                    Tenet Healthcare Corp.             Sell     10,155        4.0500      12/20/08                --         97,744
                    The Goodyear Tire &
                    Rubber Co.                         Sell      2,990        1.5500       9/20/08                --          6,525


                      16 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Toys "R" Us, Inc.                  Sell      2,495        2.8000       9/20/08                --        (66,248)

                    Tribune Co.                        Sell      3,135        6.3500      12/20/08                --       (164,698)

                    TXU Corp.                          Sell        645        5.9100      12/20/12                --         18,663

                    TXU Corp.                          Sell        625        6.0500      12/20/12                --         21,482

                    TXU Corp.                          Sell        645        6.0000      12/20/12                --         18,665

                    TXU Corp.                          Sell      4,765        1.5300       6/20/11                --       (407,693)

                    TXU Corp.                          Sell      2,380        1.6100       6/20/11                --       (197,910)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:

                    ABX.HE.AA.06-2 Index               Sell      5,710        0.1700       5/25/46          (685,146)    (2,176,383)

                    Capital One Bank                   Buy       1,150        1.8000      12/20/12                --         14,748

                    Capital One Bank                   Buy       2,190        1.7000      12/20/12                --         38,684

                    CenturyTel, Inc.                   Buy       8,625        0.4250       9/20/12                --         30,827

                    CenturyTel, Inc.                   Buy      10,520        0.5300       9/20/12                --         (9,997)
                    Countrywide Home
                    Loans, Inc.                        Sell      5,360        8.5000      12/20/08                --       (625,422)
                    Countrywide Home
                    Loans, Inc.                        Sell     11,420        9.0000      12/20/08                --     (1,295,804)
                    Countrywide Home
                    Loans, Inc.                        Sell     11,405        9.7500      12/20/08                --     (1,215,803)
                    Countrywide Home
                    Loans, Inc.                        Sell      1,830        3.2500       9/20/08                --       (237,223)
                    Countrywide Home
                    Loans, Inc.                        Sell     24,825        2.5500       9/20/08                --     (3,329,943)

                    CVRD Inco Ltd.                     Buy       4,565        0.6300       3/20/17                --        (24,726)

                    Embarq Corp.                       Buy       8,625        0.6100       9/20/12                --        109,063

                    Ford Motor Co.                     Sell     12,110        6.0000      12/20/16                --     (1,017,913)

                    Ford Motor Co.                     Sell     17,975        5.8500      12/20/16                --     (1,630,733)

                    Ford Motor Co.                     Sell     14,385        5.8000      12/20/16                --     (1,337,007)

                    Ford Motor Credit Co.              Sell     21,350        2.3900       3/20/12                --     (2,641,406)

                    Ford Motor Credit Co.              Sell      7,120        2.3400       3/20/12                --       (892,272)

                    General Motors Corp.               Sell      9,690        4.7500      12/20/16                --     (1,120,696)

                    General Motors Corp.               Sell     11,510        4.6800      12/20/16                --     (1,368,084)

                    GMAC LLC                           Sell      9,315        1.3700       3/20/17                --     (1,989,045)


                      17 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Intelsat Ltd.                      Sell      1,145        4.4000       3/20/09                --         (1,137)

                    iStar Financial, Inc.              Sell     19,975        2.9250      12/20/08                --       (381,009)

                    iStar Financial, Inc.              Sell     11,620        3.0000      12/20/08                --       (213,278)

                    iStar Financial, Inc.              Sell     12,890        5.8500      12/20/08                --        116,036

                    iStar Financial, Inc.              Sell      4,265        4.3200      12/20/12                --         47,899

                    iStar Financial, Inc.              Sell      5,405        4.5000      12/20/12                --        113,519
                    Lehman Brothers
                    Holdings, Inc.                     Sell      3,720        1.4100       9/20/08                --            664

                    MBIA, Inc.                         Sell      5,730        4.9000      12/20/12                --       (261,192)

                    MBIA, Inc.                         Sell      3,770        1.5200       9/20/08                --       (204,096)

                    Merrill Lynch & Co., Inc.          Sell      1,060        1.8500       6/20/08                --          3,419

                    MGM Mirage                         Sell      4,610        1.1500      12/20/09                --        (45,337)

                    SLM Corp.                          Sell      2,985        2.0100       9/20/09                --        (48,039)

                    TXU Corp.                          Sell      5,635        2.5500       9/20/08                --         (9,274)

                    Vale Overseas Ltd.                 Sell      4,565        1.0500       3/20/17                --        (54,256)

                    Washington Mutual, Inc.            Sell      3,500        4.5000      12/20/08                --        (18,672)

                    Washington Mutual, Inc.            Sell      2,260        4.5000      12/20/08                --        (12,057)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:

                    Amkor Technology, Inc.             Sell      1,535        2.6500       9/20/08                --         13,269

                    ArvinMeritor, Inc.                 Sell      4,615        1.6000       9/20/08                --        (63,720)

                    ArvinMeritor, Inc.                 Sell      3,015        2.2500       9/20/08                --        (27,277)

                    Beazer Homes USA, Inc.             Sell      4,720        2.5000       6/20/08                --       (254,268)

                    Beazer Homes USA, Inc.             Sell      4,200        2.6500       9/20/08                --       (348,102)

                    Beazer Homes USA, Inc.             Sell      4,580        4.8000       9/20/08                --       (314,782)

                    First Data Corp.                   Sell        890        3.0000       9/20/08                --          5,461

                    First Data Corp.                   Sell      3,015        1.3500       9/20/08                --        (18,373)

                    Ford Motor Co.                     Sell      2,500        6.4000      12/20/17                --       (168,354)

                    General Mills, Inc.                Sell      2,540        0.3800      12/20/12                --           (699)

                    General Motors Corp.               Sell      9,690        4.9500      12/20/16                --     (1,119,467)


                      18 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    General Motors Corp.               Sell      2,500        5.9500      12/20/17                --       (179,813)

                    GMAC LLC                           Sell      4,650        1.3900       3/20/17                --     (1,028,661)

                    GMAC LLC                           Sell      5,660        1.3900       3/20/17                --     (1,252,091)

                    GMAC LLC                           Sell      2,115        1.3700       3/20/17                --       (469,603)

                    GMAC LLC                           Sell     15,150        1.3900       3/20/17                --     (3,351,445)

                    iStar Financial, Inc.              Sell     12,460        3.9500      12/20/12                --          8,769
                    K. Hovnanian
                    Enterprises, Inc.                  Sell      6,661        2.0000       6/20/08                --       (475,057)
                    K. Hovnanian
                    Enterprises, Inc.                  Sell      9,189        2.0000       6/20/08                --       (655,352)
                    K. Hovnanian
                    Enterprises, Inc.                  Sell      9,195        1.8000       6/20/08                --       (664,069)
                    Lehman Brothers
                    Holdings, Inc.                     Sell      3,770        0.8000       9/20/10                --        (48,733)

                    Lennar Corp.                       Sell      4,375        2.9000      12/20/08                --       (189,181)

                    Merrill Lynch & Co., Inc.          Sell      2,410        1.8500       6/20/08                --          8,158

                    Nalco Co.                          Sell      2,365        3.7000       9/20/12                --        (31,906)

                    Residential Capital LLC            Sell      4,638        1.1800       3/20/08                --       (347,970)

                    Residential Capital LLC            Sell      4,320        1.3600       3/20/08                --       (322,285)

                    Sara Lee Corp.                     Buy       2,455        0.4190       9/20/12                --         (8,519)

                    Six Flags, Inc.                    Sell      1,835       10.8500      12/20/08                --         12,513
                    Smurfit-Stone Container
                    Enterprises, Inc.                  Sell      2,980        1.4500       9/20/08                --            647

                    Standard Pacific Corp.             Sell     19,931        2.2000       6/20/08                --     (1,783,094)

                    Standard Pacific Corp.             Sell      3,015        6.6500       9/20/08                --       (308,024)

                    The Mosaic Co.                     Sell      1,350        2.0000       9/20/12                --         45,429
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:

                    ABX.HE.AA.06-1 Index               Sell      9,410        0.1700       5/25/46         3,716,728     (3,575,578)

                    ABX.HE.AA.06-2 Index               Sell      2,095        0.1700       5/25/46          (172,610)      (796,051)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank NA,
NY Branch:

                    Citigroup, Inc.                    Sell      4,520        1.3000       9/20/08                --       (150,134)
                    Countrywide Home
                    Loans, Inc.                        Sell      9,380        1.8000       9/20/08                --     (1,272,380)


                      19 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Dean Foods Co.                     Sell      4,795        1.0300       6/20/11                --       (274,580)

                    Dean Foods Co.                     Sell      4,795        1.0600       6/20/11                --       (270,144)

                    Dean Foods Co.                     Sell      2,400        1.0500       6/20/11                --       (135,952)

                    Dean Foods Co.                     Sell      6,145        1.0800       6/20/11                --       (342,410)

                    Dole Food Co., Inc.                Sell        810        2.3800       9/20/08                --        (11,717)

                    Ford Motor Co.                     Sell     12,110        6.0000      12/20/16                --     (1,040,008)

                    General Motors Corp.               Sell     14,375        4.7500      12/20/16                --     (1,687,254)
                    Lehman Brothers
                    Holdings, Inc.                     Sell     29,550        1.5500       9/20/08                --          7,769

                    Merrill Lynch & Co., Inc.          Sell     29,550        0.8000       9/20/08                --       (169,872)

                    Morgan Stanley                     Sell      4,400        0.7500       9/20/08                --        (13,527)

                    Morgan Stanley                     Sell     31,060        0.7500       9/20/08                --        (95,487)

                    Rite Aid Corp.                     Sell      2,250        1.4000       9/20/08                --        (64,824)
                    The Bear Stearns Cos.,
                    Inc.                               Sell      7,530        2.7000       9/20/08                --         24,009

                    The Mosaic Co.                     Sell      2,345        1.5000       9/20/12                --         76,040

                    The Mosaic Co.                     Sell      4,480        1.5000       9/20/12                --        145,271

                    Toys "R" Us, Inc.                  Sell      2,300        1.9200       9/20/08                --        (39,395)

                    Tribune Co.                        Sell      4,560        8.5000       9/20/08                --        (55,366)
------------------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers Special
Financing, Inc.:

                    ABX.HE.AA.06-2 Index               Sell      2,500        0.1700       5/25/46          (612,358)      (948,622)
                    Allied Waste North
                    America, Inc.                      Sell      4,650        1.8800       3/20/12                --       (244,731)
                    Allied Waste North
                    America, Inc.                      Sell      1,600        1.8800       3/20/12                --        (84,208)

                    Amkor Technology, Inc.             Sell      2,093        2.5000       9/20/08                --         15,440

                    ArvinMeritor, Inc.                 Sell      4,645        1.1500       9/20/08                --        (74,420)

                    ArvinMeritor, Inc.                 Sell      4,210        2.2000       9/20/08                --        (35,200)

                    ArvinMeritor, Inc.                 Sell      2,286        3.0000       9/20/08                --         (5,772)

                    Beazer Homes USA, Inc.             Sell      4,885        2.6500       6/20/08                --       (389,085)

                    Beazer Homes USA, Inc.             Sell      2,400        2.3300       6/20/08                --       (194,555)

                    Beazer Homes USA, Inc.             Sell      6,810        5.4000       9/20/08                --       (522,629)


                      20 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Beazer Homes USA, Inc.             Sell      3,015        5.0000       9/20/08          (301,500)      (238,937)
                    Cablevision Systems
                    Corp.                              Sell      1,180        3.4000      12/20/10                --        (17,510)
                    Cablevision Systems
                    Corp.                              Sell      4,735        3.1300      12/20/10                --       (104,089)

                    Capital One Bank                    Buy      1,290        1.8000      12/20/12                --         20,701

                    Centex Corp.                       Sell      3,010        1.7500       9/20/09                --       (123,696)
                    Charter
                    Communications
                    Holdings LLC                       Sell      2,210        5.0000       9/20/12          (331,500)      (929,752)
                    Charter
                    Communications
                    Holdings LLC                        Buy      2,210        7.2500       9/20/10                --        605,268
                    Charter
                    Communications
                    Holdings LLC                       Sell      2,205        5.0000       9/20/12          (352,800)      (927,645)
                    Charter
                    Communications
                    Holdings LLC                        Buy      2,205        7.6000       9/20/10                --        588,590
                    Charter
                    Communications
                    Holdings LLC                        Buy      1,670        7.4000       9/20/10                --        452,403
                    Charter
                    Communications
                    Holdings LLC                       Sell      1,670        5.0000       9/20/12          (250,500)      (702,569)

                    Dillard's, Inc.                    Sell      4,935        2.2500      12/20/08                --         (1,244)

                    Dillard's, Inc.                    Sell     14,305        2.2500      12/20/08                --         (3,607)

                    Dole Food Co., Inc.                Sell      3,020        3.4500       9/20/08                --         (9,535)

                    Dole Food Co., Inc.                Sell      4,345        3.2000       9/20/08                --        (23,729)

                    Dole Food Co., Inc.                Sell      2,955        5.2500       9/20/08                --         28,194

                    D.R. Horton Inc.                   Sell      5,735        4.2000      12/20/08                --         (2,787)

                    El Paso Corp.                      Sell      7,137        0.7300       6/20/11                --       (160,623)

                    El Paso Corp.                      Sell      2,370        0.8000       6/20/11                --        (48,017)

                    First Data Corp.                   Sell      4,485        2.7500       9/20/08                --          4,320

                    First Data Corp.                   Sell      4,485        3.5000       9/20/08                --         29,092

                    First Data Corp.                   Sell      2,100        3.0000       9/20/08                --          5,889

                    First Data Corp.                   Sell      2,400        3.0000       9/20/08                --          6,730

                    General Mills, Inc.                Sell      3,075        0.4000      12/20/12                --         (1,349)

                    Georgia-Pacific LLC                Sell      3,100        0.8000      12/20/08                --        (17,272)


                      21 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    GMAC LLC                           Sell      4,985        1.4000       3/20/17                --     (1,108,772)

                    GMAC LLC                           Sell      4,650        1.4000       3/20/17                --     (1,034,264)
                    Harrah's Operating Co.,
                    Inc.                               Sell      5,600        2.3000       9/20/08                --        (44,943)
                    K. Hovnanian
                    Enterprises, Inc.                  Sell      6,820        4.2200       9/20/08                --       (813,060)
                    K. Hovnanian
                    Enterprises, Inc.                  Sell      3,015        7.5000       9/20/08                --       (297,475)

                    Lennar Corp.                       Sell     17,715        2.9000      12/20/08                --       (739,330)

                    Levi Strauss & Co.                 Sell      2,930        1.6000       9/20/08                --        (12,604)

                    MBIA, Inc.                         Sell     24,915        1.9500       9/20/08                --     (1,375,749)

                    Morgan Stanley                     Sell      7,485        0.6400       9/20/08                --        (31,842)

                    Nalco Co.                          Sell      1,325        3.4000       9/20/12                --        (31,744)

                    Nortel Networks Corp.              Sell      4,435        1.8500       9/20/08                --        (10,905)

                    Pulte Homes, Inc.                  Sell      4,525        2.8500       9/20/09                --       (115,918)

                    Quebecor World, Inc.               Sell      3,010        2.8500       9/20/08                --       (428,201)

                    Reliant Energy, Inc.               Sell      3,925        2.1500       9/20/11                --       (172,700)

                    Reliant Energy, Inc.               Sell      2,250        2.5000       9/20/11                --        (73,553)

                    Residential Capital LLC            Sell     16,530        5.0000       6/20/08        (2,314,200)    (1,809,104)

                    Residential Capital LLC            Sell      1,775        5.0000       6/20/08          (230,750)      (194,263)

                    Rite Aid Corp.                     Sell      2,320        1.3500       9/20/08                --        (62,969)

                    Rite Aid Corp.                     Sell      5,400        1.3500       9/20/08                --       (146,570)

                    Rite Aid Corp.                     Sell        525        1.4500       9/20/08                --        (13,867)

                    Rite Aid Corp.                     Sell      2,930        3.2500       9/20/08                --        (39,139)

                    Saks, Inc.                         Sell      2,930        1.7000       9/20/08                --        (11,910)

                    Six Flags, Inc.                    Sell      7,590        5.2200       9/20/08                --       (265,343)

                    Six Flags, Inc.                    Sell      2,465        7.0000       9/20/08                --        (55,205)

                    Six Flags, Inc.                    Sell      1,950        5.0000       9/20/08                --        (71,200)

                    Smithfield Foods, Inc.             Sell      6,100        1.5800       3/20/12                --       (274,613)

                    Standard Pacific Corp.             Sell      3,550        5.0000       6/20/08          (426,000)      (299,366)

                    Tenet Healthcare Corp.             Sell      3,015        4.9000       3/20/09                --         54,301


                      22 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    The Bear Stearns Cos.,
                    Inc.                               Sell     29,535        1.6000       9/20/08                --       (106,035)

                    The Mosaic Co.                     Sell      4,725        1.2000       9/20/12                --         92,636

                    Toys "R" Us, Inc.                  Sell      4,660        1.8500       9/20/08                --        (82,215)

                    Toys "R" Us, Inc.                  Sell      6,250        1.9500       9/20/08                --       (105,703)

                    Toys "R" Us, Inc.                  Sell      1,990        4.3000       9/20/08                --            487

                    Toys "R" Us, Inc.                  Sell      3,015        3.2500       9/20/08                --        (22,373)

                    Tribune Co.                        Sell      1,020        6.4000      12/20/08                --        (63,089)

                    Tribune Co.                        Sell      2,540        6.0000      12/20/08                --       (166,437)

                    Tribune Co.                        Sell      2,205        7.4500       9/20/08                --        (80,929)

                    Tribune Co.                        Sell      2,935        7.5500       9/20/08                --       (105,637)

                    Tribune Co.                        Sell      1,180        7.5500       9/20/08                --        (42,470)
                    Univision
                    Communications, Inc.               Sell      2,350        3.0000      12/20/08                --        (14,492)
                    Univision
                    Communications, Inc.               Sell      2,150        3.0000      12/20/08                --         (8,118)
                    Univision
                    Communications, Inc.               Sell      4,594        1.1500       6/20/08                --        (47,595)
                    Univision
                    Communications, Inc.               Sell      2,301        1.1000       6/20/08                --        (24,406)

                    Washington Mutual, Inc.            Sell      8,135        4.4000      12/20/08                --        (74,098)

                    Washington Mutual, Inc.            Sell     15,025        5.1500      12/20/08                --         31,597
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:

                    Ford Motor Co.                     Sell     19,290        5.3000      12/20/12                --     (1,646,312)

                    General Motors Corp.               Sell     12,860        4.0500      12/20/12                --     (1,404,351)

                    Georgia-Pacific LLC                Sell      2,960        3.2500      12/20/12                --        (35,892)

                    Georgia-Pacific LLC                Sell      2,955        3.3500      12/20/12                --        (23,733)

                    Reliant Energy, Inc.               Sell      1,965        2.0500       9/20/11                --        (95,673)

                    TXU Corp.                          Sell      4,760        1.5300       6/20/11                --       (415,261)

                    TXU Corp.                          Sell      4,745        1.5800       6/20/11                --       (406,871)

                    TXU Corp.                          Sell      4,745        1.5900       6/20/11                --       (405,456)

                    TXU Corp.                          Sell      6,000        1.6200       6/20/11                --       (507,321)

                    TXU Corp.                          Sell      6,785        2.0600       6/20/11                --       (484,594)
------------------------------------------------------------------------------------------------------------------------------------


                      23 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co.
International
Ltd.:

                    Capmark Financial
                    Group, Inc.                        Sell      2,760        7.4000      12/20/12                --         84,624

                    Intelsat Ltd.                      Sell      2,800        2.7500      12/20/08                --        (37,359)

                    J.C. Penney Co., Inc.              Sell      2,015        1.3000      12/20/17                --        (79,600)

                    J.C. Penney Co., Inc.              Sell      1,870        1.0700      12/20/17                --       (105,035)

                    Kohl's Corp.                        Buy      2,805        0.6600      12/20/17                --         91,842

                    Kohl's Corp.                        Buy      3,020        0.8700      12/20/17                --         50,532

                    Lennar Corp.                       Sell      8,835        2.9000      12/20/08                --       (336,340)

                    Massey Energy Co.                  Sell      3,860        5.1000       9/20/12                --        144,184

                    Massey Energy Co.                  Sell        925        5.2300       9/20/12                --         39,198

                    Residential Capital LLC            Sell        995        5.0000       6/20/08          (144,275)      (119,683)

                    Residential Capital LLC            Sell      4,525        6.2000       9/20/08                --       (737,777)

                    Sara Lee Corp.                      Buy      3,160        0.4180       9/20/12                --        (14,860)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:

                    ABX.HE.AA.06-2 Index               Sell      1,845        0.1700       5/25/46          (147,400)      (700,083)

                    ABX.HE.AA.06-2 Index               Sell      3,570        0.1700       5/25/46          (356,983)    (1,339,092)
                    Capmark Financial
                    Group, Inc.                        Sell      2,880        7.1500      12/20/12                --         60,371

                    Dean Foods Co.                     Sell      4,790        0.9500       6/20/11                --       (305,321)

                    Ford Motor Co.                     Sell     12,110        6.1500      12/20/16                --       (907,129)

                    Ford Motor Co.                     Sell        835        5.9000      12/20/16                --        (73,983)

                    General Motors Corp.               Sell      9,690        4.9000      12/20/16                --     (1,119,627)

                    General Motors Corp.               Sell        655        4.6200      12/20/16                --        (85,792)

                    Residential Capital LLC            Sell        385        5.0000       6/20/08           (51,975)       (46,310)

                    Residential Capital LLC            Sell        545        5.0000       6/20/08           (79,025)       (65,555)

                    Residential Capital LLC            Sell     13,380        6.1700       9/20/08                --     (2,183,919)

                    Residential Capital LLC            Sell      4,380        6.2500       9/20/08                --       (712,837)

                    Smithfield Foods, Inc.             Sell      4,850        1.5100       3/20/12                --       (194,065)


                      24 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Smithfield Foods, Inc.             Sell      1,600        1.7700       3/20/12                --        (48,630)
------------------------------------------------------------------------------------------------------------------------------------
UBS AG:

                    iStar Financial, Inc.              Sell      2,900        4.5600      12/20/12                --        129,031
                    Lehman Brothers
                    Holdings, Inc.                     Sell     11,820        1.5500       9/20/08                --           (469)

                    Massey Energy Co.                  Sell        630        5.0500       9/20/12                --         19,144

                    Massey Energy Co.                  Sell      2,195        5.1000       9/20/12                --         70,930

                    The Mosaic Co.                     Sell      2,300        1.7800       9/20/12                --        100,330

                    The Mosaic Co.                     Sell      2,825        1.6500       9/20/12                --        107,472
                                                                                                      ------------------------------
                                                                                                      $   (3,548,788)  $(85,494,698)
                                                                                                      ==============================

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                              NOTIONAL                                                  TERMINATION
SWAP COUNTERPARTY               AMOUNT     PAID BY THE FUND      RECEIVED BY THE FUND          DATE        VALUE
-----------------------------------------------------------------------------------------------------------------
                                           If negative, the    If positive, the Total
                                          absolute value of      Return of the Lehman
                                                 the Lehman        Brothers U.S. CMBS
                                         Brothers U.S. CMBS      AAA 8.5+ Index minus
Barclays Bank plc         $ 11,860,000       AAA 8.5+ Index           20 basis points        6/1/08   $  199,032
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:

                                           If negative, the    If positive, the Total
                                          absolute value of      Return of the Lehman
                                                 the Lehman        Brothers U.S. CMBS
                                         Brothers U.S. CMBS      AAA 8.5+ Index minus
                            13,900,000       AAA 8.5+ Index           40 basis points        6/1/08      240,284

                                           If negative, the    If positive, the Total
                                          absolute value of      Return of the Lehman
                                                 the Lehman        Brothers U.S. CMBS
                                         Brothers U.S. CMBS      AAA 8.5+ Index minus
                           115,300,000       AAA 8.5+ Index         42.5 basis points        6/1/08    1,999,109

                                           If negative, the
                                          absolute value of    If positive, the Total
                                                 the Lehman      Return of the Lehman
                                         Brothers U.S. CMBS        Brothers U.S. CMBS
                            57,650,000       AAA 8.5+ Index            AAA 8.5+ Index        6/1/08    1,018,579

                                           If negative, the    If positive, the Total
                                          absolute value of      Return of the Lehman
                                                 the Lehman        Brothers U.S. CMBS
                                         Brothers U.S. CMBS      AAA 8.5+ Index minus
                            41,800,000       AAA 8.5+ Index         37.5 basis points        2/1/08      749,861


                      25 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                           If negative, the    If positive, the Total
                                          absolute value of      Return of the Lehman
                                                 the Lehman        Brothers U.S. CMBS
                                         Brothers U.S. CMBS       AAA 8.5+ Index plus
                            11,815,000       AAA 8.5+ Index           55 basis points        5/1/08      213,504

                                           If negative, the
                                          absolute value of    If positive, the Total
                                                 the Lehman      Return of the Lehman
                                         Brothers U.S. CMBS        Brothers U.S. CMBS
                            57,650,000       AAA 8.5+ Index            AAA 8.5+ Index        6/1/08    1,018,579

                                           If negative, the    If positive, the Total
                                          absolute value of      Return of the Lehman
                                                 the Lehman        Brothers U.S. CMBS
                                         Brothers U.S. CMBS       AAA 8.5+ Index plus
                            15,662,000       AAA 8.5+ Index           45 basis points        5/1/08      281,846
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:

                                           If negative, the    If positive, the Total
                                          absolute value of      Return of the Lehman
                                                 the Lehman        Brothers U.S. CMBS
                                         Brothers U.S. CMBS      AAA 8.5+ Index minus
                             9,900,000       AAA 8.5+ Index           40 basis points        6/1/08      151,374

                                           If negative, the    If positive, the Total
                                          absolute value of      Return of the Lehman
                                                 the Lehman        Brothers U.S. CMBS
                                         Brothers U.S. CMBS       AAA 8.5+ Index plus
                            11,860,000       AAA 8.5+ Index           90 basis points        6/1/08      191,528

                                           If negative, the
                                          absolute value of    If positive, the Total
                                                 the Lehman      Return of the Lehman
                                         Brothers U.S. CMBS        Brothers U.S. CMBS
                            57,635,000       AAA 8.5+ Index            AAA 8.5+ Index        6/1/08      893,309
-----------------------------------------------------------------------------------------------------------------

                                           If negative, the    If positive, the Total
                                          absolute value of      Return of the Lehman
                                                 the Lehman        Brothers U.S. CMBS
                                         Brothers U.S. CMBS      AAA 8.5+ Index minus
UBS AG                      37,700,000       AAA 8.5+ Index         32.5 basis points        2/1/08      662,394
                                                                                                      -----------
                                                                                                      $7,619,399
                                                                                                      ===========

Index abbreviation is as follows:

CMBS      Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are


                      26 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

          -----------------------------------------------------------
                                      WHEN-ISSUED OR DELAYED DELIVERY
                                      BASIS TRANSACTIONS
          -----------------------------------------------------------
           Purchased securities       $22,061,569
          -----------------------------------------------------------
           Sold securities             17,596,447
          -----------------------------------------------------------

SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2007, securities with an aggregate market value of $280,086, representing 0.01% of the Fund's net assets, were in default.


                      27 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.


                      28 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

Recent Accounting Pronouncement

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157


                      29 | OPPENHEIMER CHAMPION INCOME FUND

Oppenheimer Champion Income Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $ 2,610,740,784
Federal tax cost of other investments         (519,171,805)
                                           ---------------
Total federal tax cost                     $ 2,091,568,979
                                           ===============

Gross unrealized appreciation              $    45,922,269
Gross unrealized depreciation                 (241,151,583)
                                           ---------------
Net unrealized depreciation                $  (195,229,314)
                                           ===============


                      30 | OPPENHEIMER CHAMPION INCOME FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Champion Income Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008